Consolidated Statements of Operations (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue (including revenue from related parties	¥ 7,897	¥ 32,192	¥ 141,595
Sales and marketing including expenses from related parties	9,005		24
Origination, servicing and other operating costs including costs from related parties	208,313	283,907	324,854
Research and development including expenses from related parties	208,227	252,802	52,468
General and administrative including expenses from related parties	25,325	27,339	19,567
Interest income, net including income from related parties	39,907	17,383	6,937
Other income, net including expenses from related parties		¥ 1,003